INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished products	$ 216,384	$ 233,666
Raw materials and work in progress	125,478	89,312
Crop growing costs	59,456	40,671
Agricultural and other operating supplies	50,608	47,088
Inventories, net of allowances	$ 451,926	$ 410,737